Financial Instruments Risk Management - Schedule of Financial Assets Subject to Fixed or Variable Interest Rates (Details) - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Instruments By Type Of Interest Rate [Line Items]
Cash and cash equivalents	£ 41,912	£ 60,264	£ 87,356	£ 51,962
Financial Assets at Short Term Fixed Rates [member]
Disclosure Of Financial Instruments By Type Of Interest Rate [Line Items]
Cash and cash equivalents	24,348	31,024
Financial Assets at Variable Rates [member]
Disclosure Of Financial Instruments By Type Of Interest Rate [Line Items]
Cash and cash equivalents	9,360	24,515
Non-Interest Bearing Cash Balances [member]
Disclosure Of Financial Instruments By Type Of Interest Rate [Line Items]
Cash and cash equivalents	£ 8,204	£ 4,725